Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables	$ 398		$ 177
Ordinary shares, par value per share		0.8		0.8
Ordinary shares, shares authorized	50,000,000	50,000,000	10,000,000	10,000,000
Ordinary shares, shares issued	12,765,343	12,765,343	7,695,917	7,695,917
Ordinary shares, shares outstanding	12,765,343	12,765,343	7,695,917	7,695,917